Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income tax (Details)
Income (Loss) before income taxes			$ 2,262	$ 1,315
Expected recovery of income taxes based on statutory rate			599	348
Reduction in income tax recovery resulting from:
Foreign tax rate differential			(130)	(57)
Other permanent differences			1,211	131
Share issue costs allocated to equity			0	(39)
Expiry of losses			50	372
Benefit from deferred tax asset not previously recognized			(1,829)	(755)
Income tax recovery	$ 0	$ 0	$ 99	$ 0